Note 5 - Leases	12 Months Ended
Mar. 31, 2024
Notes to Financial Statements
Lessee, Operating Leases [Text Block]

5.   LEASES

The Company was assigned an operating lease associated with the real property and leasehold improvements for the Granite City, IL facility acquired from Plateplus pursuant to the transaction disclosed in Note 2. In January 2024, this lease was renewed with an expiration date of August 31, 2028 with optional renewal provisions for up to 4 renewal terms of five years each. The lease calls for monthly rental payments that adjust on an annual basis. The monthly rental payment in place at March 31, 2024 and remaining in place until adjustment in September 2024 is approximately $13,000 per month. The anticipated execution of renewal options for this lease is included in the ROU asset and lease liability calculation. In February 2024, the Company commenced an operating lease for administrative office space in The Woodlands, TX. This lease is for 60 months with an expiration date of February 28, 2029 and a renewal option for one additional 60 month term. The lease calls for monthly rental payments that adjust on an annual basis. The monthly rental payment in place at March 31, 2024 and remaining in place until adjustment in March 2025 is approximately $11,000 per month. The Company’s lease of its office space in Longview, Texas is the only other operating lease included in the Company's ROU assets and lease liabilities. This lease was renewed in April 2024 for a 36 month term expiring on April 30, 2027 with monthly rental payments of approximately $5,000. The Company’s other operating leases for items such as IT equipment and storage space are either short-term in nature or immaterial.

In October 2019, the Company received a new heavy-duty forklift under a 5-year finance lease arrangement with a financed amount of approximately $0.5 million and a monthly payment of approximately $9,000.

The components of expense related to leases were as follows for the fiscal years ended March 31, 2024 and 2023 (in thousands):

	Fiscal 2024	Fiscal 2023
Finance lease – amortization of ROU asset	$106	$105
Finance lease – interest on lease liability	3	4
Operating lease expense	234	127
	$343	$236

The following table illustrates the balance sheet classification for ROU assets and lease liabilities as of March 31, 2024 and 2023 (in thousands):

	March 31, 2024	March 31, 2023	Balance Sheet Classification
Assets
Operating lease right-of-use asset	$2,841	$1,270	Operating lease right-of-use asset
Finance lease right-of-use asset	404	430	Property, plant & equipment
Total right-of-use assets	$3,245	$1,700

Liabilities
Operating lease liability, current	$101	$101	Accrued expenses
Finance lease liability, current	54	107	Current portion of finance lease
Operating lease liability, non-current	2,782	1,168	Non-current lease liabilities
Finance lease liability, non-current	—	54	Non-current lease liabilities
Total lease liabilities	$2,937	$1,430

As of March 31, 2024, the weighted-average remaining lease term was 20.4 years for operating leases and 0.5 years for finance leases. The weighted average discount rate was 7.5% for operating leases and 1.9% for finance leases.

Maturities of lease liabilities as of March 31, 2024were as follows (in thousands):

	Operating	Finance
	Leases	Leases
Fiscal 2025	299	54
Fiscal 2026	303	—
Fiscal 2027	311	—
Fiscal 2028	319	—
Fiscal 2029 and beyond	5,043	—
Total undiscounted lease payments	$6,275	$54
Less: imputed interest	(3,392)	—
Present value of lease liability	$2,883	$54